Commitments and contingencies - Additional information (Detail) $ in Thousands		12 Months Ended
	Dec. 06, 2024 USD ($)	Dec. 31, 2025 USD ($) m³	Dec. 31, 2024 USD ($) m³	Dec. 31, 2023 m³
Disclosure of other provisions [line items]
Upfront Investment | $		$ 65,000	$ 118,000
Settlement of liabilities on behalf of entity by related party, related party transactions | $		206,358	$ 121,813
Consideration Paid For Extension Of Concssions | $	$ 22,000
Consideration Paid For Institutional Development And Strengthening | $	$ 4,400
Percentage Of Commitments Made To Payable			50
Trade and other receivables under advance payments for transportation services | $		53,266	$ 19,677
Purchase of interests in investments accounted for using equity method | $		35,000
Maximum Transport Capacity				3,300
Amount Of Disbursements Commitment | $		32,260
Vaca Muerta Oleoducto Centro [Member]
Disclosure of other provisions [line items]
Amount Of Disbursements Commitment | $		$ 45,301
Delivery Capacity		50,000
Percentage Of Equity Method Investment In Associates		10.20%
Aconcagua [Member]
Disclosure of other provisions [line items]
Amounts payable, related party transactions | $			13,200
Oiltanking Ebytem S.A [Member]
Disclosure of other provisions [line items]
Storage Capacity		300,000
Dispatch Capacity		50,000
Oleoductos del Valle S.A [Member]
Disclosure of other provisions [line items]
Number Of Cubic Meter Per Day		50,000
Equinor [Member]
Disclosure of other provisions [line items]
Proportion of transport concession				3.50%
Shell And Vista [Member]
Disclosure of other provisions [line items]
Proportion of transport concession				13.30%
Vista Argentina [Member]
Disclosure of other provisions [line items]
Proportion of transport concession				8.00%
Vista Argentina [Member]
Disclosure of other provisions [line items]
Storage Capacity		35,666
Upfront payments | $		$ 337,185	$ 141,490
Number Of Cubic Meter Per Day		2,756	5,010
Transport Capacity			5,944
Purchase of interests in investments accounted for using equity method | $		$ 28,400
Vista Argentina [Member] | Phase I [Member]
Disclosure of other provisions [line items]
Transport Capacity		4,500
Vista Argentina [Member] | Phase II [Member]
Disclosure of other provisions [line items]
Transport Capacity		6,800
Vista Lach [Member]
Disclosure of other provisions [line items]
Storage Capacity		19,620
Transport Capacity			3,270
Purchase of interests in investments accounted for using equity method | $		$ 15,607
Vista Lach [Member] | 2027–2031 [Member]
Disclosure of other provisions [line items]
Transport Capacity		7,790
Vista Lach [Member] | 2032–2036 [Member]
Disclosure of other provisions [line items]
Transport Capacity		5,250
Vista Lach [Member] | 2037–2040 [Member]
Disclosure of other provisions [line items]
Transport Capacity		3,180
Vista Lach [Member] | Phase I [Member]
Disclosure of other provisions [line items]
Transport Capacity		4,500